SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) Item	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Cash equivalents
Number of operating segment | Item	1
Allowance for doubtful accounts	$ 30,000	4,340
Bad debt expense	$ (4,619)	24,185
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Estimated useful life	20 years
Equity Method Investments, Percentage	50.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Estimated useful life	10 years
Equity Method Investments, Percentage	20.00%
Chief Executive Officer [Member]
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 4,158	$ 0